22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                                                           OMB APPROVAL
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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 09/30/2001

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05401_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

November 6, 2001________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:                        None
                                                    -----------

Form 13F Information Table Entry Total:                     7
                                                    -----------

Form 13F Information Table Value Total:               $ 24,610
                                                    -----------
                                                    (thousands)


List of Other Included Managers:                          None

                                                     FORM 13F INFORMATION TABLE

                             Title                                                                              Voting Authority
                              of                           Value       Shares/ Sh/  Put/ Invstmt Other      ------------------------
      Name of Issuer         Class         CUSIP         (x$1000)      PrnAmt  Prn Call  Dscretn Managers      Sole   Shared   None
---------------------------  ----------- ----------     ----------   --------- --------- ----------------   ------------------------
Avici Systems, Inc.          Common      05367L109           433       338,363  SH       Sole                 338,363     0       0
First Virtual Communications,Common      337484109           117       156,164  SH       Sole                 156,164     0       0
HearMe                       Common      421903105             1         7,510  SH       Sole                   7,510     0       0
Interdent, Inc.              Common      45865R109            81       111,475  SH       Sole                 111,475     0       0
Portal Software, Inc.        Common      736126103         5,078     3,407,813  SH       Sole               3,407,813     0       0
Tellium, Inc.                Common      87967E107        18,896     3,832,788  SH       Sole               3,832,788     0       0
TUT Systems, Inc.            Common      901103101             4         5,652  SH       Sole                   5,652     0       0

                                         Total            24,610